Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Equity Income Series
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.53%
Communication Services — 8.24%
AT&T	110,608	$ 2,613,667
Comcast Class A	73,229	3,428,582
Verizon Communications	73,199	3,728,757
		9,771,006
Consumer Discretionary — 4.92%
APA	8,288	342,543
Chipotle Mexican Grill †	778	1,230,819
Lowe's	6,034	1,220,015
TJX	50,160	3,038,693
		5,832,070
Consumer Staples — 6.69%
Altria Group	36,724	1,918,829
Archer-Daniels-Midland	8,501	767,300
Mondelez International Class A	27,748	1,742,019
Philip Morris International	37,303	3,504,244
		7,932,392
Energy — 6.81%
ConocoPhillips	27,757	2,775,700
Exxon Mobil	64,159	5,298,892
		8,074,592
Financials — 21.10%
Allstate	26,581	3,681,734
American Financial Group	6,797	989,779
American International Group	32,933	2,067,204
Discover Financial Services	5,198	572,767
Evercore Class A	7,551	840,577
Fidelity National Financial	10,791	527,033
First American Financial	57,601	3,733,697
MetLife	43,908	3,085,854
Old Republic International	75,530	1,953,961
OneMain Holdings	30,609	1,451,173
Synchrony Financial	56,682	1,973,101
Truist Financial	54,856	3,110,335
Unum Group	33,241	1,047,424
		25,034,639
Healthcare — 23.97%
AbbVie	4,008	649,737
AmerisourceBergen	12,601	1,949,501
Bristol-Myers Squibb	60,476	4,416,562
Cardinal Health	12,504	708,977
Cigna	12,074	2,893,051
CVS Health	26,354	2,667,288
Gilead Sciences	48,462	2,881,066
Johnson & Johnson	34,701	6,150,058
Merck & Co.	45,294	3,716,373
Pfizer	21,363	1,105,963
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Viatris	118,638	$ 1,290,781
		28,429,357
Industrials — 10.65%
Emerson Electric	17,845	1,749,702
Honeywell International	9,972	1,940,352
Northrop Grumman	9,898	4,426,583
Raytheon Technologies	45,566	4,514,224
		12,630,861
Information Technology — 15.71%
Broadcom	5,919	3,727,076
Cisco Systems	82,819	4,617,988
Cognizant Technology Solutions Class A	44,684	4,006,814
HP	41,097	1,491,821
Motorola Solutions	17,000	4,117,400
Oracle	4,129	341,592
Western Union	17,911	335,652
		18,638,343
Materials — 1.44%
DuPont de Nemours	18,159	1,336,139
Newmont	4,744	376,911
		1,713,050
Total Common Stocks (cost $97,632,901)		118,056,310

Short-Term Investments — 0.14%
Money Market Mutual Funds — 0.14%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.23%)	39,467	39,467
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.12%)	39,466	39,466
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.25%)	39,466	39,466
NQ-FL1 [3/22] 5/22 (2218513)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Equity Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.23%)	39,467	$ 39,467
Total Short-Term Investments (cost $157,866)		157,866

Total Value of Securities—99.67% (cost $97,790,767)		118,214,176
Receivables and Other Assets Net of Liabilities—0.33%		396,889
Net Assets Applicable to 6,021,662 Shares Outstanding—100.00%		$118,611,065

†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-FL1 [3/22] 5/22 (2218513)